Significant related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Significant related party transactions
Schedule of transactions and balances with related party

	For the six-month ended
	June 30,
	2025	2026
Revenue generated from:
WhaleFin Technologies Limited	15,074	—
Lead Accelerating Limited	7,296	4,199
AG Global Technology Limited Inc.	—	5,396
Proton Fund SPC	3,163	2,198
Axiom AI Limited	758	3
Rigsec Technology Holding Limited	62	4
Gamma Digital Limited	3	3

Cost of revenue to:
Lead Accelerating Limited	8	48
Amber ALIR Holding Limited	—	11
WhaleFin Technologies Limited	3,278	—
AG Global Technology Limited Inc.	—	1,779

Service income from:
Amber Technologies Service Pte. Ltd.	25	77
WhaleFin Markets Limited	49	71
Axiom AI Limited	—	49
AAC Global Holding Limited	—	48
Amber ALIR Holding Limited	—	6

Outsourcing/support services provided by:
Amber Technologies North America Ltd	—	665
Amber AI Limited	—	859
Amber AI Services Limited	—	1,482
Amber AM Limited	—	75

Service fee to:
Rigsec Technology Limited	—	180

Schedule of remuneration of key management personnel

	For the six-month ended
	June 30,
	2025	2026
Fees	—	—
Salaries, bonus and allowances	227	995
Defined contribution retirement schemes	4	3
Share-based compensation expenses	—	—
	231	998